Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Diluted loss per share	$ (0.01)	$ 0.00	$ (0.02)	$ (0.04)	$ (0.04)	$ (0.03)
Weighted Average Number of Shares Outstanding – Diluted	375,956,027	364,722,331	370,615,966	323,034,956	334,343,830	171,391,733